Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Reserve for Life-Contingent Contract Benefits

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2019	2018
Immediate fixed annuities:
Structured settlement annuities	$2,051,363	$1,882,914
Other immediate fixed annuities	61,039	63,774
Traditional life insurance	265,971	258,336
Accident and health insurance	32,261	25,360
Other	1,175	1,752

Total reserve for life-contingent contract benefits	$2,411,809	$2,232,136

Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 3.8% to 7.0%	Present value of contractually specified future benefits

Other immediate fixed annuities	1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table	Interest rate assumptions range from 0.6% to 5.4%	Present value of expected future benefits based on historical experience

Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.5% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)

In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Schedule of Contractholder Funds

As of December 31, contractholder funds consist of the following:

($ in thousands)	2019	2018
Interest-sensitive life insurance	$756,995	$740,694
Investment contracts:
Fixed annuities	1,741,488	1,896,222
Other investment contracts	49,485	44,384

Total contractholder funds	$2,547,968	$2,681,300

Schedule of Contract Provisions Related to Contractholder Funds

The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 5.1% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0.6% to 7.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.2% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.

Schedule of Contractholder Funds Activity

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2019	2018	2017
Balance, beginning of year	$2,681,300	$2,874,884	$3,018,733
Deposits	104,850	107,606	103,107
Interest credited	86,338	91,430	97,355
Benefits	(104,681)	(114,006)	(108,819)
Surrenders and partial withdrawals	(152,898)	(190,873)	(166,388)
Contract charges	(75,879)	(75,483)	(74,733)
Net transfers from separate accounts	88	256	54
Other adjustments	8,850	(12,514)	5,575

Balance, end of year	$2,547,968	$2,681,300	$2,874,884

Summary of Variable Annuity Contracts with Guarantees

The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	As of December 31,
($ in thousands)	2019	2018
In the event of death
Separate account value	$243,833	$223,651
Net amount at risk (1)	$4,392	$16,137
Average attained age of contractholders	68 years	67 years

At annuitization (includes income benefit guarantees)
Separate account value	$18,849	$16,873
Net amount at risk (2)	$1,750	$2,898
Weighted average waiting period until annuitization options available	None	None

For cumulative periodic withdrawals
Separate account value	$15,173	$13,989
Net amount at risk (3)	$421	$485

Accumulation at specified dates
Separate account value	$24,033	$25,272
Net amount at risk (4)	$224	$849
Weighted average waiting period until guarantee date	3 years	3 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Schedule of Liabilities for Guarantees

The following table summarizes the liabilities for guarantees.

($ in thousands)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2018 (1)	$30,674	$572	$3,401	$34,647
Less reinsurance recoverables	1,752	568	3,401	5,721

Net balance as of December 31, 2018	28,922	4	—	28,926
Incurred guarantee benefits	4,412	(1)	—	4,411
Paid guarantee benefits	(388)	—	—	(388)

Net change	4,024	(1)	—	4,023
Net balance as of December 31, 2019	32,946	3	—	32,949
Plus reinsurance recoverables	1,189	333	2,414	3,936

Balance, December 31, 2019 (2)	$34,135	$336	$2,414	$36,885

Balance, December 31, 2017 (3)	$27,927	$462	$3,075	$31,464
Less reinsurance recoverables	1,340	457	3,075	4,872

Net balance as of December 31, 2017	26,587	5	—	26,592
Incurred guarantee benefits	2,585	(1)	—	2,584
Paid guarantee benefits	(250)	—	—	(250)

Net change	2,335	(1)	—	2,334
Net balance as of December 31, 2018	28,922	4	—	28,926
Plus reinsurance recoverables	1,752	568	3,401	5,721

Balance, December 31, 2018 (4)	$30,674	$572	$3,401	$34,647

(1)

Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $1.8 million, variable annuity income benefits of $0.6 million, variable annuity accumulation benefits of $3.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $28.8 million.

(2)

Included in the total liability balance as of December 31, 2019 are reserves for variable annuity death benefits of $1.2 million, variable annuity income benefits of $0.3 million, variable annuity accumulation benefits of $2.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $33.0 million.

(3)

Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.